Leases - Additional Information (Detail) (Land, Buildings, And Equipment, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Land, Buildings, And Equipment
Leases Disclosure [Line Items]
Operating leases, rental expenses	¥ 246,211	¥ 227,024	¥ 223,811